Summary of the Changes in Level 3 Financial Instruments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of contingent consideration for Bethard at acquisition (Note 3)		$ 6,700,000	$ 6,700,000
Payments of Bethard contingent consideration		(850,520)	(1,016,331)
Derivative liability on senior convertible note, beginning balance	9,399,620
Change in fair value of Bethard contingent consideration liability (Note 3)	(179,468)		(2,355,308)	1,748,607
Change in fair value of derivative liability on the senior convertible note	(274,864)		10,882,241
Contingent consideration, ending balance	3,148,893		3,328,361
Derivative liability on senior convertible note, ending balance	9,124,756		9,399,620
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability, beginning balance	122,730	23,500,000	23,500,000
Contingent consideration, beginning balance	3,328,361
Derivative liability on senior convertible note, beginning balance	9,399,620
Fair value of warrants issued for Argyll acquisition ("Argyll Warrant Liability") (Note 3)				2,750,076
Revaluation of Argyll warrant liability for warrants issued in Argyll Acquisition (Note 16)				4,729,924
Settlement of Argyll warrant liability (Note 16)				(7,480,000)
Issuance of Series A and Series B warrants with Senior Convertible Note (Note 12)				26,680,000
Revaluation of Series A and Series B Warrants issued with Senior Convertible Note (Note 12)				(3,180,000)
Change in fair value of Series A and Series B Warrants issued with Senior Convertible Note (Note 12)	(105,953)		(23,377,270)
Fair value of contingent consideration for Bethard at acquisition (Note 3)			6,700,000
Payments of Bethard contingent consideration			(1,016,331)
Change in fair value of Bethard contingent consideration liability (Note 3)			(2,355,308)
Fair value of derivative liability on Senior Convertible Note (Note 12)			20,281,861
Change in the fair value of the derivative liability on Senior Convertible Note (Note 12)			(10,882,241)
Warrant liability, ending balance	3,820,962		122,730	23,500,000
Contingent consideration, ending balance			3,328,361
Derivative liability on senior convertible note, ending balance			9,399,620
Derivative liability on senior convertible note, beginning balance	9,399,620
Fair value of warrants	5,286,288
Change in fair value of September Warrants	(1,482,103)
Change in fair value of Bethard contingent consideration liability (Note 3)	(179,468)
Change in fair value of derivative liability on the senior convertible note	(274,864)
Contingent consideration, ending balance	3,148,893
Derivative liability on senior convertible note, ending balance	$ 9,124,756		$ 9,399,620